Cover Page	12 Months Ended
Jan. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F/A
Amendment Flag	true
Document Period End Date	Jan. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-38648
Trading Symbol	DOOO
Entity Registrant Name	BRP Inc.
Entity Central Index Key	0001748797
Current Fiscal Year End Date	--01-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Subordinate Voting Shares
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	true
Entity Incorporation, State or Country Code	A8
Entity Address, Address Line One	726 Saint-Joseph Street
Entity Address, City or Town	Valcourt
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	J0E 2L0
City Area Code	450
Local Phone Number	532-6154
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	Deloitte LLP
Auditor Firm ID	1208
Auditor Location	Montreal, Canada
Document Financial Statement Error Correction [Flag]	false
Amendment Description	BRP Inc. (the “Registrant”) is filing this Amendment No. 1 (this “Amendment”) to its original Annual Report on Form 40-F for the year ended January 31, 2025, which was filed with the U.S. Securities and Exchange Commission on March 26, 2025 (the “Original 2025 Annual Report” and together with this Amendment, the “Annual Report”), in order to file Exhibit 97 to the Annual Report. In addition, as required by Rule 12b-15 of the U.S. Securities and Exchange Act of 1934 (the “Exchange Act”), new certifications by the Registrant’s principal executive officer and principal financial officer are filed herewith as Exhibits 31.1 and 31.2, respectively, to this Amendment, pursuant to Rule 13a-14(a) or Rule 15d-14(a) of the Exchange Act. Because no financial statements have been included in this Amendment, paragraphs 3, 4 and 5 of the certifications have been omitted. The Registrant is also not including new certifications under Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) (Section 906 of the Sarbanes-Oxley Act of 2002), as no financial statements are being filed with this Amendment. This Amendment consists of a cover page, this explanatory note, the signature page, the exhibit index, Exhibit 31.1, Exhibit 31.2 and Exhibit 97. Other than expressly set forth herein, this Amendment does not, and does not purport to, amend or restate any other information contained in the Original 2025 Annual Report nor does this Amendment reflect any events that have occurred after the Original 2025 Annual Report was filed.
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	BRP US Inc.
Entity Address, Address Line One	10101 Science Drive
Entity Address, City or Town	Sturtevant
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53177
City Area Code	262
Local Phone Number	884-5000
Subordinate voting shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	34,512,399
Multiple voting shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	38,519,358